Prepaid Shared-Based Payment - Schedule of Prepaid Shared-Based Payment Expected to be Recognized (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepaid Shared-Based Payment Expected to be Recognized [Abstract]
2027	$ 4,021,920
2028	4,021,920
2029	4,021,920
2030	4,191,460
Total	$ 16,257,220